Payden Emerging Markets Local Bond Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$81

Brazil (BRL) (7%)
955,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL	745
5,949,301	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/28 BRL	1,425
7,267,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL	1,438
16,246,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23 BRL	3,557
10,810,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL	2,513

		9,678

Chile (CLP) (3%)
1,090,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP	1,669
695,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP	1,150
410,000,000	Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/01/43 CLP	808
79,000,000	Chile Government International Bond, 5.50%, 8/05/20 CLP	104

		3,731

China (CNY) (0%)
1,000,000	China Government Bond, 3.12%, 12/05/26 CNY	145

Colombia (COP) (7%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21 COP	149
2,888,156,250	Colombian TES, 3.30%, 3/17/27 COP	832
2,700,000,000	Colombian TES, 6.00%, 4/28/28 COP	758
6,401,000,000	Colombian TES, 7.00%, 5/04/22 COP	1,838
3,600,000,000	Colombian TES, 7.50%, 8/26/26 COP	1,116
2,220,000,000	Colombian TES, 7.75%, 9/18/30 COP	677
8,249,000,000	Colombian TES, 10.00%, 7/24/24 COP	2,747
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 COP (a)	246
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)	353
2,003,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)	563
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)	458

		9,737

Czech Republic (CZK) (5%)
11,400,000	Czech Republic Government Bond, 0.95%, 5/15/30 CZK (b)	515
13,400,000	Czech Republic Government Bond, 2.00%, 10/13/33 CZK	678
39,400,000	Czech Republic Government Bond, 2.40%, 9/17/25 CZK (b)	1,930
30,000,000	Czech Republic Government Bond, 2.75%, 7/23/29 CZK	1,573
38,320,000	Czech Republic Government Bond, 4.70%, 9/12/22 CZK (b)	1,892

		6,588

Principal or Shares	Security Description	Value (000)
Dominica Republic (DOP) (2%)
78,400,000	Dominican Republic International Bond 144A, 8.90%, 2/15/23 DOP (a)	$1,319
88,900,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)	1,491

		2,810

Hungary (HUF) (4%)
190,000,000	Hungary Government Bond, 2.50%, 10/24/24 HUF	689
140,000,000	Hungary Government Bond, 3.00%, 6/26/24 HUF	514
707,000,000	Hungary Government Bond, 3.00%, 8/21/30 HUF	2,628
160,000,000	Hungary Government Bond, 3.25%, 10/22/31 HUF	608
187,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF	773

		5,212

Indonesia (IDR) (3%)
16,400,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR	1,221
8,900,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR	672
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR	335
21,440,000,000	Wijaya Karya Persero Tbk PT 144A, 7.70%, 1/31/21 IDR (a)	1,346

		3,574

Kazakhstan (KZT) (1%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)	1,396

Luxembourg (BRL) (1%)
6,650,000	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)	1,482

Malaysia (MYR) (5%)
6,510,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR	1,690
8,500,000	Malaysia Government Bond, 3.89%, 8/15/29 MYR	2,219
7,100,000	Malaysia Government Bond, 3.90%, 11/16/27 MYR	1,853
4,715,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR	1,243
1,700,000	Malaysia Government Bond, 4.76%, 4/07/37 MYR	477

		7,482

Mexico (MXN) (10%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN	331
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN	466
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN	252
7,570,000	Mexican Bonos, 7.75%, 11/23/34 MXN	390
24,620,000	Mexican Bonos, 7.75%, 11/13/42 MXN	1,234
25,100,000	Mexican Bonos, 8.00%, 12/07/23 MXN	1,243
47,300,000	Mexican Bonos, 8.00%, 11/07/47 MXN	2,422
104,200,000	Mexican Bonos, 8.50%, 5/31/29 MXN	5,593
10,600,000	Mexican Bonos, 8.50%, 11/18/38 MXN	575

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN	$360
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)	723

		13,589

Peru (PEN) (6%)
3,100,000	Banco de Credito del Peru 144A, 4.65%, 9/17/24 PEN (a)	913
402,000	Banco de Credito del Peru 144A, 4.85%, 10/30/20 PEN (a)	115
2,085,000	Peru Government Bond 144A, 5.35%, 8/12/40 PEN (a)(b)	614
4,930,000	Peru Government Bond 144A, 5.40%, 8/12/34 PEN (a)(b)	1,524
1,610,000	Peru Government Bond 144A, 5.94%, 2/12/29 PEN (a)(b)	547
3,810,000	Peru Government Bond 144A, 6.15%, 8/12/32 PEN (a)(b)	1,280
2,660,000	Peruvian Government International Bond 144A, 5.35%, 8/12/40 PEN (a)	783
2,055,000	Peruvian Government International Bond 144A, 6.35%, 8/12/28 PEN (a)	715
4,030,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)	1,445

		7,936

Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP	448

Poland (PLN) (4%)
7,120,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN	2,052
5,320,000	Republic of Poland Government Bond, 2.50%, 7/25/26 PLN	1,558
6,215,000	Republic of Poland Government Bond, 4.00%, 10/25/23 PLN	1,859
900,000	Republic of Poland Government Bond, 5.75%, 9/23/22 PLN	269

		5,738

Romania (RON) (2%)
5,800,000	Romania Government Bond, 3.65%, 9/24/31 RON	1,337
5,200,000	Romania Government Bond, 5.00%, 2/12/29 RON	1,362
2,050,000	Romania Government Bond, 5.80%, 7/26/27 RON	563

		3,262

Russian Federation (RUB) (8%)
45,150,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB	656
257,375,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB	3,781
149,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB	2,298
38,000,000	Russian Federal Bond - OFZ, 7.70%, 3/16/39 RUB	598
276,770,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB	4,305

		11,638

Principal or Shares	Security Description	Value (000)
South Africa (ZAR) (8%)
81,910,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR	$3,046
41,730,000	Republic of South Africa Government Bond, 7.00%, 2/28/31 ZAR	2,009
23,000,000	Republic of South Africa Government Bond, 8.25%, 3/31/32 ZAR	1,171
22,000,000	Republic of South Africa Government Bond, 8.50%, 1/31/37 ZAR	1,032
16,200,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR	735
32,000,000	Republic of South Africa Government Bond, 8.88%, 2/28/35 ZAR	1,602
10,460,000	Republic of South Africa Government Bond, 10.50%, 12/21/26 ZAR	700
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR (a)	672

		10,967

South Korea (MXN) (0%)
12,000,000	Export-Import Bank of Korea, 7.93%, 7/30/26 MXN	597

Thailand (THB) (7%)
8,400,000	Thailand Government Bond, 2.88%, 6/17/46 THB	315
31,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB	1,244
48,500,000	Thailand Government Bond, 3.40%, 6/17/36 THB	1,938
170,000	Thailand Government Bond, 3.65%, 12/17/21 THB	6
70,500,000	Thailand Government Bond, 3.65%, 6/20/31 THB	2,785
72,800,000	Thailand Government Bond, 4.88%, 6/22/29 THB	3,050

		9,338

Turkey (TRY) (2%)
3,778,279	Turkey Government Bond, 3.00%, 2/23/22 TRY	563
7,200,000	Turkey Government Bond, 7.10%, 3/08/23 TRY	919
5,640,000	Turkey Government Bond, 11.00%, 3/02/22 TRY	803

		2,285

Ukraine (UAH) (0%)
11,570,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)	412

United Kingdom (IDR) (4%)
59,000,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)	4,354
17,200,000,000	Standard Chartered Bank 144A, 8.38%, 3/17/34 IDR (a)	1,278

		5,632

United States (IDR) (4%)
32,200,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)	2,400
10,000,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.75%, 5/19/31 IDR (a)	767
31,994,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 9.50%, 7/17/31 IDR (a)	2,572

		5,739

2

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
United States (UAH) (2%)
19,500,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)	$760
31,500,000	Citigroup Global Markets Holdings Inc. (Republic of Ukraine) 144A, 13.41%, 10/17/22 UAH (a)	1,239

		1,999

Uruguay (UYU) (1%)
33,050,000	Uruguay Government International Bond, 3.88%, 7/02/40 UYU	843
28,236,754	Uruguay Government International Bond, 4.38%, 12/15/28 UYU	722
10,970,000	Uruguay Government International Bond 144A, 8.50%, 3/15/28 UYU (a)	255

		1,820

Total Bonds (Cost - $143,008)		133,316

Principal or Shares	Security Description	Value (000)
Investment Company (0%)
814,084	Payden Cash Reserves Money Market Fund * (Cost - $814)	$814

Total Investments (Cost - $143,822) (96%)		134,130
Other Assets, net of Liabilities (4%)		5,312

Net Assets (100%)		$139,442

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

3	Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
$CLP 803,800	USD 1,024	HSBC Bank USA, N.A.	10/19/2020	$39
CNH 38,410	USD 5,452	HSBC Bank USA, N.A.	10/29/2020	13
COP 2,584,000	USD 686	HSBC Bank USA, N.A.	08/18/2020	5
CZK 42,150	USD 1,676	HSBC Bank USA, N.A.	09/14/2020	217
HUF 404,400	USD 1,345	HSBC Bank USA, N.A.	10/21/2020	38
INR 50,900	USD 673	HSBC Bank USA, N.A.	10/14/2020	2
MXN 45,460	USD 2,011	HSBC Bank USA, N.A.	10/20/2020	11
MYR 5,265	USD 1,205	Barclays Bank PLC	08/24/2020	35
PHP 25,150	USD 506	HSBC Bank USA, N.A.	10/15/2020	4
PLN 30,280	USD 7,709	HSBC Bank USA, N.A.	10/26/2020	380
RUB 147,610	USD 1,953	HSBC Bank USA, N.A.	08/07/2020	34
THB 146,420	USD 4,541	Barclays Bank PLC	08/11/2020	154
USD 4,639	PEN 15,909	Barclays Bank PLC	09/22/2020	141
USD 110	IDR 1,608,000	HSBC Bank USA, N.A.	09/10/2020	—
USD 163	TRY 1,167	HSBC Bank USA, N.A.	10/22/2020	5
ZAR 40,190	USD 2,258	Barclays Bank PLC	09/21/2020	80

				1,158

Liabilities:
BRL 9,845	USD 1,927	Barclays Bank PLC	09/16/2020	(43)
PEN 4,383	USD 1,290	Barclays Bank PLC	09/22/2020	(50)
PEN 4,737	USD 1,346	HSBC Bank USA, N.A.	09/22/2020	(6)
USD 2,704	THB 87,820	Barclays Bank PLC	08/11/2020	(113)
USD 1,686	MYR 7,232	Barclays Bank PLC	08/24/2020	(18)
USD 675	BRL 3,687	Barclays Bank PLC	09/16/2020	(31)
USD 945	ZAR 16,850	Barclays Bank PLC	09/21/2020	(35)
USD 681	PHP 33,800	Barclays Bank PLC	10/15/2020	(4)
USD 3,503	COP 13,875,000	HSBC Bank USA, N.A.	08/18/2020	(208)
USD 14	CZK 320	HSBC Bank USA, N.A.	09/14/2020	(1)
USD 2,442	ZAR 45,220	HSBC Bank USA, N.A.	09/21/2020	(189)
USD 674	INR 50,900	HSBC Bank USA, N.A.	10/14/2020	(1)
USD 407	CLP 322,600	HSBC Bank USA, N.A.	10/19/2020	(19)
USD 1,343	HUF 416,000	HSBC Bank USA, N.A.	10/21/2020	(79)
USD 77	RON 328	HSBC Bank USA, N.A.	10/27/2020	(3)
USD 1,920	EGP 32,550	HSBC Bank USA, N.A.	11/09/2020	(64)

				(864)

Net Unrealized Appreciation (Depreciation)				$294

Open OTC Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Barclays Bank, 5-Year Interest Rate Swap, Receive Fixed 2.35% Quarterly, Pay Variable 2.10% (CNRR007) Quarterly	03/05/2025	$15,750	$(23)	$—	$(23)
BNP PARIBAS, 5-Year Interest Rate Swap, Receive Fixed 2.22% Quarterly, Pay Variable 1.90% (CNRR007) Quarterly	06/17/2025	19,190	(45)	—	(45)

			$(68)	$—	$(68)

4

Payden Emerging Markets Local Bond Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 2.50% Quarterly, Pay Variable 2.40% (CNRR007) Quarterly	07/28/2025	$21,710	$(13)	$—	$(13)

5	Payden Mutual Funds